Investments in associates	12 Months Ended
Dec. 31, 2021
Investments in associates
Investments in associates

15       Investments in associates

	For the Year ended December 31,
	2021	2020
Balances at the beginning of the year	5,336	9,929
Share of loss in associates	(629)	(1,667)
Discontinued operations (Note 30)	(3,081)	(4,492)
Contributions	741	2,170
Decrease	(67)	(63)
Translation differences	55	(541)
Balances at the end of the year	2,355	5,336

Breakdown of the share of income/(loss) in associates is as follows:

	2021	2020	2019
Sociedad Aeroportuaria Kuntur Wasi S.A.	(741)	(2,070)	(1,151)
Others	112	403	(265)
	(629)	(1,667)	(1,416)

Main Associates are as follows:

			Investment in associates
			Percentage of
			ownership at		For the Year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2021	2020	2021	2020
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.9%	99.9%	1,000	1,000
Sociedad Aeroportuaria Kuntur Wasi S.A. (**)	Airport Operation	Perú	47.9%	47.68%	-	-
Aeropuertos Andinos del Perú S.A. (“AAP”) (***)	Airport Operation	Perú	-	50%	-	3,081
Others			-	-	1,355	1,255
					2,355	5,336

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. Refer to Note 26.a. Peruvian proceedings.

(***) In December 2021, CAAP sold its participation in AAP, classifying it as of December 31, 2021 as a discontinued operation (Note 30).